                      STATEMENT OF ADDITIONAL INFORMATION
                                 OCT. 30, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND
   RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
   RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND
   RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND
   RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND


RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND*

*     This Fund is closed to new investors.



This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies ..............................p. 5
Investment Strategies and Types of Investments ..................................p. 9
Information Regarding Risks and Investment Strategies ..........................p. 11
Securities Transactions ........................................................p. 33
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager ...p. 40
Valuing Fund Shares ............................................................p. 42
Portfolio Holdings Disclosure ..................................................p. 44
Proxy Voting ...................................................................p. 45
Selling Shares .................................................................p. 46
Capital Loss Carryover .........................................................p. 47
Taxes ..........................................................................p. 48
Agreements .....................................................................p. 49
Organizational Information .....................................................p. 71
Board Members and Officers .....................................................p. 73
Control Persons and Principal Holders of Securities ............................p. 78
Independent Registered Public Accounting Firm ..................................p. 78
Appendix A: Description of Ratings .............................................p. 79
Appendix B: Additional Information About the S&P 500 Index .....................p. 84

LIST OF TABLES

1.    Fund Fiscal Year Ends, Prospectus Dates and Investment Categories .........p. 4
2.    Fundamental Policies ......................................................p. 5
3.    Nonfundamental Policies ...................................................p. 7
4.    Investment Strategies and Types of Investments ............................p. 9
5.    Total Brokerage Commissions ..............................................p. 35
6.    Brokerage Directed for Research and Turnover Rates .......................p. 36
7.    Securities of Regular Brokers or Dealers .................................p. 37
8.    Brokerage Commissions Paid to Investment Manager or Affiliates ...........p. 40
9.    Valuing Fund Shares ......................................................p. 42
10.   Capital Loss Carryover ...................................................p. 47
11.   Investment Management Services Agreement Fee Schedule ....................p. 49
12.   Lipper Indexes ...........................................................p. 53
13.   Performance Incentive Adjustment Calculation .............................p. 53
14.   Management Fees and Nonadvisory Expenses .................................p. 54
15.   Subadvisers and Subadvisory Agreement Fee Schedules ......................p. 56
16.   Subadvisory Fees .........................................................p. 57
17.   Portfolio Managers .......................................................p. 58
18.   Administrative Services Agreement Fee Schedule ...........................p. 68
19.   Administrative Fees ......................................................p. 69
20.   12b-1 Fees ...............................................................p. 70
21.   Fund History Table for RiverSource Variable Portfolio Funds ..............p. 72
22.   Board Members ............................................................p. 73
23.   Fund Officers ............................................................p. 74
24.   Committee Meetings .......................................................p. 75
25.   Board Member Holdings - All Funds ........................................p. 76
26.   Board Member Compensation - All Funds ....................................p. 76
27.   Board Member Compensation - Individual Funds .............................p. 77


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 2

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management) RiverSource Variable Portfolio - Core Bond Fund (Core Bond)
RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond) RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified
                                 Equity Income)
RiverSource Variable Portfolio - Emerging Markets Fund (Emerging Markets) RiverSource Variable Portfolio - Fundamental Value Fund (Fundamental Value) RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
                                 (Global Inflation Protected Securities)
RiverSource Variable Portfolio - Growth Fund (Growth)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond) RiverSource Variable Portfolio - Income Opportunities Fund (Income
                                 Opportunities)
RiverSource Variable Portfolio - International Opportunity Fund (International
                                 Opportunity)
RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity) RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value) RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth) RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Select Value Fund (Select Value)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short
                                 Duration U.S. Government)
RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage) RiverSource Variable Portfolio - Small Cap Value Fund (Small Cap Value)


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 3

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

  TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATES AND INVESTMENT CATEGORIES

-------------------------------------------------------------------------------------------------------
                FUND                    FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
-------------------------------------------------------------------------------------------------------
Balanced                                August 31         Oct. 30, 2006     Balanced
-------------------------------------------------------------------------------------------------------
Cash Management                         August 31         Oct. 30, 2006     Money market
-------------------------------------------------------------------------------------------------------
Core Bond                               August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Core Equity                             December 31       March 1, 2006     Equity
-------------------------------------------------------------------------------------------------------
Diversified Bond                        August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Diversified Equity Income               August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Emerging Markets                        August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Fundamental Value                       August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Global Bond                             August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities   August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Growth                                  August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
High Yield Bond                         August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Income Opportunities                    August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
International Opportunity               August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Large Cap Equity                        August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Large Cap Value                         August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                          August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Mid Cap Value                           August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
S&P 500 Index                           August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Select Value                            August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Short Duration U.S. Government          August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Small Cap Advantage                     August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Small Cap Value                         August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 4

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

ADDITIONALLY FOR CASH MANAGEMENT: The fund will not:

      o Buy on margin or sell short or deal in options to buy or sell securities.

      o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

------------------------------------------------------------------------------------------------------------------------------------
                                             A            B            C               D                 E                 F
                                        BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN
                FUND                    REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                    A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                             A2                         C1              D1                E1                F2
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                   A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                                 A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                            A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                   A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                            A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                           A1           B2            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                 A1           B1            C1              D1                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities       A1           B1            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Growth                                      A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                             A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                        A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 5

------------------------------------------------------------------------------------------------------------------------------------
                                             A            B            C               D                 E                 F
                                        BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN
                FUND                    REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                   A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                            A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                             A1           B2            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                              A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                               A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                               A1           B1            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                A1           B2            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                         A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                             A1           B2            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------

A. BUY OR SELL REAL ESTATE

      A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES

      B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. ISSUE SENIOR SECURITIES

      C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D. BUY MORE THAN 10% OF AN ISSUER

      D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

E. INVEST MORE THAN 5% IN AN ISSUER

      E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

F. CONCENTRATE

      F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F2 - The fund will not intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 6

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                       TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:

------------------------------------------------------------------------------------------------------------------------------------
                      A         B           C          D         E           F            G            H           I           J
                   DEPOSIT                          MARGIN,    MONEY    INVESTING TO                                        INVEST
                     ON      ILLIQUID   INVESTMENT  SELLING    MARKET    CONTROL OR    FOREIGN        DEBT       EQUITY      WHILE
      FUND         FUTURES  SECURITIES  COMPANIES    SHORT   SECURITIES    MANAGE     SECURITIES   SECURITIES  SECURITIES  BORROWING
------------------------------------------------------------------------------------------------------------------------------------
Balanced             A1         B1          C1        D2         E1          F1         G1-25%
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                 B2          C1        See                               G1-25%         H9
                                                    Table 1
------------------------------------------------------------------------------------------------------------------------------------
Core Bond            A1         B1          C2        D4         E1          F1         G1-15%
------------------------------------------------------------------------------------------------------------------------------------
Core Equity          A1         B1          C1        D4         E1          F1         G1-20%        H10
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond     A1         B1          C1        D3         E1          F1         G1-15%
------------------------------------------------------------------------------------------------------------------------------------
Diversified          A1         B1          C1        D2         E1          F1         G1-25%         H7
Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets     A1         B1          C1        D1         E1          F1        G1-100%       H1, H5
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value    A1         B2          C2        D7         E2          F1                                               J1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond          A1         B1          C1        D2         E1          F1        G1-100%         H8
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation     A1         B1          C1        D4
Protected
Securities
------------------------------------------------------------------------------------------------------------------------------------
Growth               A1         B1          C1        D4         E1          F1         G1-25%         H3
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond      A1         B1          C1        D3         E1          F1         G1-25%                     I1
------------------------------------------------------------------------------------------------------------------------------------
Income               A1         B1          C1        D4         E1          F1         G1-25%
Opportunities
------------------------------------------------------------------------------------------------------------------------------------
International        A1         B1          C3        D1         E1          F1        G2-100%
Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity     A1         B1          C1        D4         E1          F1         G1-25%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value      A1         B1          C1        D1         E1          F1         G1-20%         H5
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth       A1         B1          C1        D1         E1          F1         G1-15%         H4
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value        A1         B1          C1        D2         E1          F1         G1-25%         H6
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index        A1         B1                    D6
------------------------------------------------------------------------------------------------------------------------------------
Select Value         A1         B1          C2        D1         E1                     G1-20%         H2                     J1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration       A1         B1          C1        D5         E1          F1
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap            A1         B1          C1        D1         E1
Advantage
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value      A1         B1          C1        D1         E1                                                           J1
------------------------------------------------------------------------------------------------------------------------------------

A. DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

      A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

B. ILLIQUID SECURITIES

      B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

      B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 7

C. INVESTMENT COMPANIES

      C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

      C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

      C3 - The fund will not invest more than 10% of its total assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.

D. MARGIN/SELLING SHORT

      D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

      D2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

      D3 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

      D4 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

      D5 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

      D6 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in futures contracts.

      D7 - The fund will not buy on margin or sell securities short, except in connection with derivative instruments.

E. MONEY MARKET SECURITIES

      E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

      E2 - Ordinarily, less than 20% of the fund's total assets are invested in money market instruments.

F. INVESTING TO CONTROL OR MANAGE

      F1 -  The fund will not invest in a company to control or manage it.

G. FOREIGN SECURITIES

      G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

      G2 - The fund may invest its total assets, up to the amount shown, in foreign investments. Normally, investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

H. DEBT SECURITIES

      H1 -  The fund may invest up to 20% of its net assets in bonds.

      H2 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

      H3 - The fund may not purchase debt securities rated below investment grade.

      H4 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

      H5 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

      H6 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H7 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H8 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 8

      H9 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

      H10 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

I. EQUITY SECURITIES

      I1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

J. INVEST WHILE BORROWING

      J1 - The fund will not make additional investments while any borrowing remains outstanding.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

            TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

--------------------------------------------------------------------------------------------------------
                 INVESTMENT STRATEGY                     BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Agency and government securities                            o            o           o           o
--------------------------------------------------------------------------------------------------------
Borrowing                                                   o            o           o           o
--------------------------------------------------------------------------------------------------------
Cash/money market instruments                               o            o           o           o
--------------------------------------------------------------------------------------------------------
Collateralized bond obligations                             o            o          o A
--------------------------------------------------------------------------------------------------------
Commercial paper                                            o            o           o           o
--------------------------------------------------------------------------------------------------------
Common stock                                                o           o B          o
--------------------------------------------------------------------------------------------------------
Convertible securities                                      o           o C          o
--------------------------------------------------------------------------------------------------------
Corporate bonds                                             o            o           o
--------------------------------------------------------------------------------------------------------
Debt obligations                                            o            o           o           o
--------------------------------------------------------------------------------------------------------
Depositary receipts                                         o           o D          o
--------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)      o            o           o
--------------------------------------------------------------------------------------------------------
Exchange-traded funds                                       o            o           o
--------------------------------------------------------------------------------------------------------
Foreign currency transactions                               o           o E          o
--------------------------------------------------------------------------------------------------------
Foreign securities                                          o            o           o           o
--------------------------------------------------------------------------------------------------------
Funding agreements                                          o            o           o           o
--------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                     o           o F          F
--------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                          o            o           o           o
--------------------------------------------------------------------------------------------------------
Indexed securities                                          o            o           o
--------------------------------------------------------------------------------------------------------
Inflation protected securities                              o            o           o
--------------------------------------------------------------------------------------------------------
Inverse floaters                                            o            o           G
--------------------------------------------------------------------------------------------------------
Investment companies                                        o            o           o           o
--------------------------------------------------------------------------------------------------------
Lending of portfolio securities                             o            o           o           o
--------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 9

--------------------------------------------------------------------------------------------------------
                 INVESTMENT STRATEGY                     BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Loan participations                                         o            o          o H
--------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                       o            o          o I          o
--------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                       o            o           J
--------------------------------------------------------------------------------------------------------
Municipal obligations                                       o            o           o
--------------------------------------------------------------------------------------------------------
Preferred stock                                             o           o K          o
--------------------------------------------------------------------------------------------------------
Real estate investment trusts                               o            o           o
--------------------------------------------------------------------------------------------------------
Repurchase agreements                                       o            o           o           o
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                               o            o           o           o
--------------------------------------------------------------------------------------------------------
Short sales                                                              L           L
--------------------------------------------------------------------------------------------------------
Sovereign debt                                              o            o          o M          o
--------------------------------------------------------------------------------------------------------
Structured investments                                      o            o           o
--------------------------------------------------------------------------------------------------------
Swap agreements                                            o N          o N         o N
--------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                       o            o           o           o
--------------------------------------------------------------------------------------------------------
Warrants                                                    o            o           o
--------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments              o            o           o
--------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities         o            o           o
--------------------------------------------------------------------------------------------------------

A. The following funds are not authorized to invest in collateralized bond obligations: Select Value, Small Cap Advantage, and Small Cap Value.

B.    The following funds are not authorized to invest in common stock: Short
      Duration U.S. Government.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government.

D.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government.

F. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase: Core Bond, Global Inflation Protected Securities, Growth,
      International Opportunity, Mid Cap Growth, S&P 500 Index, Short Duration
      U.S. Government, and Small Cap Advantage.

G.    The following funds are authorized to invest in inverse floaters: Large
      Cap Equity.

H.    The following funds are not authorized to invest in loan participations:
      Small Cap Value.

I. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

J.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Large Cap Equity.

K.    The following funds are not authorized to invest in preferred stock:
      Short Duration U.S. Government.

L.    The following funds are authorized to engage in short sales: S&P 500
      Index and Short Duration U.S. Government.

M.    The following funds are not authorized to invest in sovereign debt:
      Select Value, Small Cap Advantage, and Small Cap Value.

N. Equity funds are authorized to invest in total return equity swap agreements. Fixed income and balanced funds are authorized to invest in interest rate swap agreements and Commercial Mortgage-Backed Security
      (CMBS) total return swap agreements.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 10

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 11

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.


INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 12

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes, or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 13

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S.
bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 14

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 15

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 16

Options. An option is a contract. A person who buys a call option for a
--------
security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer
------------------
(holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 17

Options on Futures Contracts. Options on futures contracts give the holder a
-----------------------------
right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on
-------------------------
national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and
-----------------------------
to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.
---------------------------

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 18

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Market Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 19

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency
-------------------------------------
exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 20

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write
-----------------------------
covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 21

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency
--------------------------------------------
futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include:
Derivatives Risk, Interest Rate Risk, and Liquidity Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 22

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 23

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 24

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 25

INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 26

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto
Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 27
municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation
------------------------------
that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because
(a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 28

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 29

STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or
--------------------
preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 30

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps,
---------------------
except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees
-------------------
to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a
---------------------
contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. A credit default swap agreement may have as reference
---------------------
obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 31

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 32

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser, and IDS Life Insurance Company (the distributor or IDS Life) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 33

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 34

                     TABLE 5. TOTAL BROKERAGE COMMISSIONS

------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------
                    FUND                                                    2006               2005               2004
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
Balanced                                                                $  1,457,397       $  2,213,104       $  2,129,661
------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                                    0                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                      2,178              1,332                200(a)
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                              60,239             75,344             73,033
------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                                  1,474,715          1,115,276            618,138
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                           2,696,840            946,745            278,501
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                            111,005                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                                   12,429              6,636              3,972
------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                              0                  0(b)             N/A
------------------------------------------------------------------------------------------------------------------------------
Growth                                                                     2,681,012          1,601,547          1,787,494
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                                    0                  0              1,774
------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                               0                  0                  0(c)
------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                  2,616,958          2,686,564          2,646,422
------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                           7,377,290          9,980,403          5,718,476
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                               17,873             17,813              7,034(a)
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                               490,467            213,445            121,200
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                196,797              3,616(d)             N/A
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                 11,852             22,302             27,420
------------------------------------------------------------------------------------------------------------------------------
Select Value                                                                  22,567             23,335             16,415(a)
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                16,686             10,692             33,970
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                          937,151            742,376            770,263
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                            1,323,666            742,999            579,839
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                             2005                2004                 2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
Core Equity                                                                1,668,477            675,098(e)             N/A
------------------------------------------------------------------------------------------------------------------------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 35

          TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES

-----------------------------------------------------------------------------------------------------------------------------
                                                             BROKERAGE DIRECTED FOR RESEARCH*
                                                            ---------------------------------
                                                                                 AMOUNT OF               TURNOVER RATES
                                                              AMOUNT OF         COMMISSIONS         -------------------------
                            FUND                             TRANSACTIONS     IMPUTED OR PAID           2006         2005
-----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------
Balanced                                                    $  171,156,255    $       197,207            130%         131%
-----------------------------------------------------------------------------------------------------------------------------
Cash Management                                                          0                  0            N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                0                  0            319(a)       339(a)
-----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                         0                  0            292(a)       293(a)
-----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                      331,232,813            315,148             27           25
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                         0                  0            146          120
-----------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                        0                  0              3          N/A
-----------------------------------------------------------------------------------------------------------------------------
Global Bond                                                              0                  0             65           79
-----------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                    0                  0             75           29(b)
-----------------------------------------------------------------------------------------------------------------------------
Growth                                                         156,632,507            278,332            156          154
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                          0                  0            106          106
-----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                     0                  0             87           93
-----------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                0                  0             74           90
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                               686,608,959          1,011,992             85          132
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                  2,071,618              2,342             49           52
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                 195,034,425            199,554             43           34
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                   21,599,409             27,976             60            7(c)
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                            0                  0              6            5
-----------------------------------------------------------------------------------------------------------------------------
Select Value                                                    13,943,804             20,265             35           31
-----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                           0                  0            236          171
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                      0                  0            132          112
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                289,804,460            115,870            102           65
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                        2005          2004
-----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------
Core Equity                                                     11,529,551             23,822            121            45(d)
-----------------------------------------------------------------------------------------------------------------------------

* Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research.
      RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

(a) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(d) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 36

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS

----------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED AT
                    FUND                                         ISSUER                           END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------
Balanced                                      Bear Stearns Commercial Mtge Securities                         $  5,660,612
                                              Bear Stearns Companies                                             9,982,467
                                              ChaseFlex Trust                                                    2,489,709
                                              Citigroup                                                         47,536,536
                                              Citigroup Commercial Mtge Trust                                    2,074,104
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                        770,316
                                              Credit Suisse Mtge Capital Ctfs                                    1,373,806
                                              CS First Boston Mtge Securities                                    7,963,827
                                              Franklin Resources                                                 4,295,006
                                              GS Mortgage Securities II                                          1,479,522
                                              JP Morgan Chase & Co.                                             24,022,183
                                              JP Morgan Chase Commercial Mtge Securities                        16,653,156
                                              LB-UBS Commercial Mtge Trust                                       9,635,505
                                              LaBranche & Co.                                                      268,125
                                              Legg Mason                                                         1,274,446
                                              Lehman Brothers Holdings                                          12,526,350
                                              Merrill Lynch & Co.                                               11,060,015
                                              Merrill Lynch Mtge Trust                                           3,135,442
                                              Morgan Stanley                                                    13,637,609
                                              Morgan Stanley Capital 1                                          10,061,293
                                              Morgan Stanley, Dean Witter Capital 1                              3,320,400
                                              PNC Financial Services Group                                       6,305,053
----------------------------------------------------------------------------------------------------------------------------
Cash Management                               Bear Stearns Companies                                            27,000,000
                                              Citigroup Funding                                                 13,000,000
                                              Credit Suisse First Boston NY                                     18,000,000
                                              Goldman Sachs Group                                                5,000,000
                                              Lehman Brothers Holdings                                          13,000,000
                                              Merrill Lynch & Co.                                               20,000,000
----------------------------------------------------------------------------------------------------------------------------
Core Bond                                     Bear Stearns Commercial Mtg Securities                               267,815
                                              Bear Stearns Companies                                             1,497,370
                                              Citigroup Commercial Mtge Trust                                       92,182
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                         49,698
                                              Credit Suisse Mtge Capital Ctfs                                      101,763
                                              CS First Boston Mtge Securities                                      639,959
                                              GS Mortgage Securities II                                            199,722
                                              JP Morgan Chase Commercial Mtge Securities                         1,353,459
                                              LB-UBS Commercial Mtge Trust                                         676,634
                                              Merrill Lynch Mtge Trust                                             332,663
                                              Morgan Stanley Capital 1                                             704,909
                                              Morgan Stanley, Dean Witter Capital 1                                231,656
----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 37

----------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED AT
                    FUND                                         ISSUER                           END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                              Bear Stearns Commercial Mtg Securities                             3,686,057
                                              Bear Stearns Companies                                            60,864,554
                                              Citigroup Commercial Mortgage Trust                                3,687,296
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                      1,739,424
                                              Credit Suisse Mtge Capital Ctfs                                    6,818,150
                                              CS First Boston Mtge Securities                                   24,917,810
                                              GS Mtge Securities II                                              7,963,742
                                              JP Morgan Chase Commercial Mtge Securities                        40,008,672
                                              LaBranche & Co.                                                      648,863
                                              LB-UBS Commercial Mtge Trust                                      28,701,496
                                              Merrill Lynch Mtge Trust                                          11,496,621
                                              Morgan Stanley Capital 1                                          27,666,229
                                              Morgan Stanley, Dean Witter Capital 1                             11,129,775
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     Citigroup                                                         86,002,245
                                              Lehman Brothers Holdings                                           4,798,512
                                              Merrill Lynch & Co.                                               16,338,366
                                              Morgan Stanley                                                     8,276,382
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                              None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------
Fundamental Value                             Citigroup                                                          5,234,061
                                              JP Morgan Chase & Co.                                             10,140,173
                                              Morgan Stanley                                                     1,480,275
----------------------------------------------------------------------------------------------------------------------------
Global Bond                                   Bear Stearns Commercial Mtge Securities                            1,387,010
                                              Citigroup                                                          4,306,871
                                              Citigroup Commercial Mtge Trust                                    1,946,190
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                      1,068,503
                                              Credit Suisse Mtge Capital Ctfs                                    1,144,839
                                              CS First Boston Mtge Securities                                    6,824,221
                                              GS Mortgage Securities II                                          4,911,591
                                              JP Morgan Chase Commercial Mtge Securities                         6,829,802
                                              LB-UBS Commercial Mtge Trust                                       5,361,311
                                              LaBranche & Co.                                                      209,138
                                              Merrill Lynch Mtge Trust                                           2,217,752
                                              Morgan Stanley Capital 1                                           6,696,043
                                              Morgan Stanley, Dean Witter Capital 1                              2,496,735
----------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities         None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------
Growth                                        None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                               LaBranche & Co.                                                   11,718,975
----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                          LaBranche & Co.                                                    2,284,425
----------------------------------------------------------------------------------------------------------------------------
International Opportunity                     None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 38

----------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED AT
                    FUND                                         ISSUER                           END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                              Bear Stearns Companies                                             1,626,768
                                              Citigroup                                                         68,943,529
                                              Franklin Resources                                                15,802,383
                                              Goldman Sachs Group                                                6,645,844
                                              JP Morgan Chase & Co.                                             38,467,043
                                              Legg Mason                                                         4,772,350
                                              Lehman Brothers Holdings                                          15,024,958
                                              Merrill Lynch & Co.                                               17,175,064
                                              Morgan Stanley                                                    19,798,316
                                              PNC Financial Services Group                                       7,955,734
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                               Citigroup                                                            723,323
                                              Franklin Resources                                                    64,459
                                              JP Morgan Chase                                                      365,508
                                              Legg Mason                                                            18,252
                                              Lehman Brothers Holdings                                             188,240
                                              Merrill Lynch & Co.                                                  166,251
                                              Morgan Stanley                                                       205,133
                                              PNC Financial Services Group                                          94,859
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                Legg Mason                                                         5,474,687
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 Ameriprise Financial                                                 344,164
                                              Bear Stearns Companies                                               484,511
                                              Citigroup                                                          7,555,533
                                              E*TRADE Financial                                                    309,737
                                              Franklin Resources                                                   464,987
                                              Goldman Sachs Group                                                1,977,788
                                              Legg Mason                                                           370,972
                                              Lehman Brothers Holdings                                           1,052,099
                                              JP Morgan Chase & Co.                                              4,886,305
                                              Merrill Lynch & Co.                                                2,092,443
                                              Morgan Stanley                                                     2,170,214
                                              PNC Financial Services Group                                         645,180
                                              Charles Schwab                                                       519,245
----------------------------------------------------------------------------------------------------------------------------
Select Value                                  Citigroup                                                            444,150
                                              Merrill Lynch & Co.                                                   73,530
                                              PNC Financial Services Group                                          70,790
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                Citigroup Commercial Mortgage Trust                                4,200,004
                                              Morgan Stanley Mtge Loan Trust                                     1,235,146
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           Investment Technology Group                                          909,366
                                              Knight Capital Group CI A                                            907,449
                                              LaBranche & Co.                                                       96,214
                                              Piper Jaffray Companies                                              207,666
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                               Knight Capital Group CI A                                          4,859,118
                                              LaBranche & Co.                                                      651,550
                                              Piper Jaffray Companies                                              234,320
----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 39

----------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED AT
                    FUND                                         ISSUER                           END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
VP Core Equity                                Citigroup                                                          8,886,620
                                              Franklin Resources                                                 1,144,102
                                              Legg Mason                                                            83,304
                                              Lehman Brothers Holdings                                           2,342,948
                                              JP Morgan Chase & Co.                                              4,838,211
                                              Merrill Lynch & Co.                                                  983,914
                                              Morgan Stanley                                                     3,191,057
                                              PNC Financial Services Group                                       1,915,864
                                              Schwab (Charles)                                                     330,251
----------------------------------------------------------------------------------------------------------------------------

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

    TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           PERCENT OF
                                                                                            AGGREGATE
                                                                 AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                   DOLLAR                   AMOUNT OF      DOLLAR      DOLLAR
           FUND                                                  AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                                COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                  NATURE OF       PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                   BROKER        AFFILIATION       BROKER    COMMISSIONS   COMMISSIONS     BROKER      BROKER
                            -------------------------------------------------------------------------------------------------------
                                                                  2006                                      2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                    American Enterprise          (1)        $     0                             $    3,299*  $ 10,766*
                            Investment Services
                            Inc. (AEIS)
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management             None                                                                                 0          0
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond                   None                                                                                 0          0(a)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond            None                                                                                 0          0
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   AEIS                         (1)              0                                  1,052*     3,759*
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            None                                                                                 0          0
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value           N/A                                                                                  0        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                 None                                                                                 0          0
-----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 40

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         PERCENT OF
                                                                                         AGGREGATE
                                                               AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
          FUND                                                 AMOUNT OF   PERCENT OF   TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                              COMMISSIONS   AGGREGATE    INVOLVING    COMMISSIONS  COMMISSIONS
                                                  NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                   BROKER        AFFILIATION    BROKER     COMMISSIONS  COMMISSIONS     BROKER       BROKER
                            ----------------------------------------------------------------------------------------------------
                                                                2006                                      2005         2004
--------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected  None                                                                             0(b)      N/A
Securities
--------------------------------------------------------------------------------------------------------------------------------
Growth                      AEIS                         (1)           0                                   714*     24,351*
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond             None                                                                             0           0
--------------------------------------------------------------------------------------------------------------------------------
Income Opportunities        None                                                                             0           0(c)
--------------------------------------------------------------------------------------------------------------------------------
International Opportunity   None                                                                             0           0
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            AEIS                         (1)           0                                14,132*     45,985*
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             AEIS                         (1)           0                                     0          17*(a)
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth              AEIS                         (1)           0                                     0       1,650*
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               None                                                                             0(d)      N/A
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               None                                                                             0           0
--------------------------------------------------------------------------------------------------------------------------------
Select Value                Gabelli Company              (2)         100         0.44%         0.48%     3,655      11,460(a)
--------------------------------------------------------------------------------------------------------------------------------
Short Duration              None                                                                             0           0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         AEIS                         (1)           0                                     0           0
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             M.J. Whitman LLC             (3)           0                                     0      45,845
                            ----------------------------------------------------------------------------------------------------
                            Goldman Sachs                (4)         200         0.02%         0.01%       457       3,806
                            ----------------------------------------------------------------------------------------------------
                            Legg Mason Wood              (5)           0                                   297           0
                            Walker, Inc.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                2005                                      2004        2003
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Core Equity                 None                                                                             0(e)      N/A
--------------------------------------------------------------------------------------------------------------------------------

*     Represents brokerage clearing fees.

(1)   Wholly-owned subsidiary of Ameriprise Financial.

(2)   Affiliate of GAMCO Asset Management, Inc.

(3)   Affiliate of Third Avenue Management LLC.

(4)   Affiliate of Goldman Sachs Management L.P.

(5)   Affiliate of Royce & Associates, LLC.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 41

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 9. VALUING FUND SHARES

------------------------------------------------------------------------------------------------------------------------------
                    FUND                                  NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
Balanced                                               $ 2,046,489,140           132,523,162                         $ 15.44
------------------------------------------------------------------------------------------------------------------------------
Cash Management                                            998,837,241           999,195,064                            1.00
------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                   62,697,761             6,415,333                            9.77
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                         2,325,220,746           223,786,954                           10.39
------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                2,876,685,884           190,673,971                           15.09
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                           427,075,938            26,173,286                           16.32
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                          231,707,350            23,100,954                           10.03
------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                692,437,787            64,185,271                           10.79
------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                      403,149,933            40,143,239                           10.04
------------------------------------------------------------------------------------------------------------------------------
Growth                                                     611,520,559            88,228,838                            6.93
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                          1,191,586,168           178,430,268                            6.68
------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                       258,632,895            25,670,141                           10.08
------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                1,266,240,763           103,485,736                           12.24
------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                         3,732,943,214           162,967,709                           22.91
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                             20,712,185             1,768,692                           11.71
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                             708,902,570            64,690,914                           10.96
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                              228,411,187            18,058,349                           12.65
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                              366,784,535            41,449,735                            8.85
------------------------------------------------------------------------------------------------------------------------------
Select Value                                                26,581,836             2,267,368                           11.72
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             462,923,335            45,799,220                           10.11
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                        218,029,463            15,801,238                           13.80
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                            548,763,875            36,446,922                           15.06
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
Core Equity                                                465,996,209            41,843,716                           11.14
------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 42

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 43

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least thirty (30) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.),
(2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), and
(3) other entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 44

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately thirty (30) years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process. General guidelines are:

      o CORPORATE GOVERNANCE MATTERS - The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

      o CHANGES IN CAPITAL STRUCTURE - The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

      o STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES - The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

      o SOCIAL AND CORPORATE POLICY ISSUES - The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 45

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadvisers(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

Information regarding how a fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge through riversource.com/funds, or searching the website of the SEC at www.sec.gov.

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 46

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                       TABLE 10. CAPITAL LOSS CARRYOVER

------------------------------------------------------------------------------------------------------------------------
                          TOTAL        AMOUNT     AMOUNT      AMOUNT      AMOUNT        AMOUNT      AMOUNT       AMOUNT
                       CAPITAL LOSS   EXPIRING   EXPIRING    EXPIRING    EXPIRING      EXPIRING    EXPIRING     EXPIRING
       FUND             CARRYOVERS    IN 2006    IN 2007     IN 2008     IN 2009       IN 2010      IN 2011     IN 2012
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------
Balanced                 53,436,903          0           0  53,436,903            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Cash Management               2,595          0       1,797           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Core Bond                   863,845          0           0           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Diversified Bond        165,165,108  5,732,020  53,324,465  47,894,894    9,863,475   15,651,826    4,231,263          0
------------------------------------------------------------------------------------------------------------------------
Diversified
Equity Income                     0
------------------------------------------------------------------------------------------------------------------------
Emerging Markets                  0
------------------------------------------------------------------------------------------------------------------------
Fundamental Value                 0
------------------------------------------------------------------------------------------------------------------------
Global Bond               1,694,086          0           0           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Global Inflation
Protected Securities      1,165,851          0           0           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Growth                   76,113,458          0           0           0            0   76,113,458            0          0
------------------------------------------------------------------------------------------------------------------------
High Yield Bond         223,553,095          0           0           0   15,326,728  100,694,093  106,316,241          0
------------------------------------------------------------------------------------------------------------------------
Income
Opportunities               163,551          0           0           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
International
Opportunity             500,806,478          0   9,547,612  18,436,163  360,358,145   90,583,080   21,881,478          0
------------------------------------------------------------------------------------------------------------------------
Large Cap Equity        252,134,354          0  55,895,139  35,897,770   40,179,822  120,161,623            0          0
------------------------------------------------------------------------------------------------------------------------
Large Cap Value                   0
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        1,130,500,468          0           0 780,421,858  310,534,170   39,544,440            0          0
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                     0
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                     0
------------------------------------------------------------------------------------------------------------------------
Select Value                      0
------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government          11,702,502          0           0           0            0       68,452            0  4,186,493
------------------------------------------------------------------------------------------------------------------------
Small Cap
Advantage                         0
------------------------------------------------------------------------------------------------------------------------
Small Cap Value                   0
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
Core Equity                       0
------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------
                          AMOUNT     AMOUNT     AMOUNT
                         EXPIRING   EXPIRING   EXPIRING
       FUND              IN 2013    IN 2014    IN 2015
-------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------
Balanced                        0           0         0
-------------------------------------------------------
Cash Management               150         648         0
-------------------------------------------------------
Core Bond                 171,448     692,397         0
-------------------------------------------------------
Diversified Bond        7,546,166  20,920,999         0
-------------------------------------------------------
Diversified
Equity Income
-------------------------------------------------------
Emerging Markets
-------------------------------------------------------
Fundamental Value
-------------------------------------------------------
Global Bond               132,762   1,561,324         0
-------------------------------------------------------
Global Inflation
Protected Securities            0   1,165,851         0
-------------------------------------------------------
Growth                          0           0         0
-------------------------------------------------------
High Yield Bond                 0     760,493   455,540
-------------------------------------------------------
Income
Opportunities                   0           0   163,551
-------------------------------------------------------
International
Opportunity                     0           0         0
-------------------------------------------------------
Large Cap Equity                0           0         0
-------------------------------------------------------
Large Cap Value
-------------------------------------------------------
Mid Cap Growth                  0           0         0
-------------------------------------------------------
Mid Cap Value
-------------------------------------------------------
S&P 500 Index
-------------------------------------------------------
Select Value
-------------------------------------------------------
Short Duration
U.S. Government         3,868,969   3,578,588         0
-------------------------------------------------------
Small Cap
Advantage
-------------------------------------------------------
Small Cap Value
-------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------
Core Equity
-------------------------------------------------------

It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 47

TAXES

A fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Internal Revenue Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 48

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

        TABLE 11. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

---------------------------------------------------------------------------------------------------------------------
                                                                   ANNUAL RATE AT      DAILY RATE ON LAST DAY OF MOST
                FUND                       ASSETS (BILLIONS)      EACH ASSET LEVEL          RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Balanced                                   First $1.0                  0.530%                      0.517
                                           Next 1.0                    0.505
                                           Next 1.0                    0.480
                                           Next 3.0                    0.455
                                           Next 1.5                    0.430
                                           Next 2.5                    0.410
                                           Next 5.0                    0.390
                                           Next 9.0                    0.370
                                           Over 24.0                   0.350
---------------------------------------------------------------------------------------------------------------------
Cash Management                            First $1.0                  0.330                       0.330
                                           Next 0.5                    0.313
                                           Next 0.5                    0.295
                                           Next 0.5                    0.278
                                           Next 2.5                    0.260
                                           Next 1.0                    0.240
                                           Next 1.5                    0.220
                                           Next 1.5                    0.215
                                           Next 1.0                    0.190
                                           Next 5.0                    0.180
                                           Next 5.0                    0.170
                                           Next 4.0                    0.160
                                           Over 24.0                   0.150
---------------------------------------------------------------------------------------------------------------------
Core Bond                                  First $1.0                  0.480              Core Bond - 0.480
Diversified Bond                           Next 1.0                    0.455              Diversified Bond - 0.462
                                           Next 1.0                    0.430
                                           Next 3.0                    0.405
                                           Next 1.5                    0.380
                                           Next 1.5                    0.365
                                           Next 1.0                    0.360
                                           Next 5.0                    0.350
                                           Next 5.0                    0.340
                                           Next 4.0                    0.330
                                           Next 26.0                   0.310
                                           Over 50.0                   0.290
---------------------------------------------------------------------------------------------------------------------
Core Equity                                All                         0.400                       0.400
---------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 49

---------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT      DAILY RATE ON LAST DAY OF MOST
                FUND                      ASSETS (BILLIONS)      EACH ASSET LEVEL          RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                  First $1.0                  0.600           Diversified Equity
Growth                                     Next 1.0                    0.575           Income - 0.576
Large Cap Equity                           Next 1.0                    0.550           Growth - 0.600
Large Cap Value                            Next 3.0                    0.525           Large Cap Equity - 0.565
                                           Next 1.5                    0.500           Large Cap Value - 0.600
                                           Next 2.5                    0.485
                                           Next 5.0                    0.470
                                           Next 5.0                    0.450
                                           Next 4.0                    0.425
                                           Next 26.0                   0.400
                                           Over 50.0                   0.375
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                           First $0.25                 1.100                       1.092
                                           Next 0.25                   1.080
                                           Next 0.25                   1.060
                                           Next 0.25                   1.040
                                           Next 1.0                    1.020
                                           Next 5.5                    1.000
                                           Next 2.5                    0.985
                                           Next 5.0                    0.970
                                           Next 5.0                    0.960
                                           Next 4.0                    0.935
                                           Next 26.0                   0.920
                                           Over 50.0                   0.900
---------------------------------------------------------------------------------------------------------------------
Fundamental Value                          First $0.5                  0.730                       0.730
                                           Next 0.5                    0.705
                                           Next 1.0                    0.680
                                           Next 1.0                    0.655
                                           Next 3.0                    0.630
                                           Over 6.0                    0.600
---------------------------------------------------------------------------------------------------------------------
Global Bond                                First $0.25                 0.720                       0.697
                                           Next 0.25                   0.695
                                           Next 0.25                   0.670
                                           Next 0.25                   0.645
                                           Next 6.5                    0.620
                                           Next 2.5                    0.605
                                           Next 5.0                    0.590
                                           Next 5.0                    0.580
                                           Next 4.0                    0.560
                                           Next 26.0                   0.540
                                           Over 50.0                   0.520
---------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities      First $1.0                  0.440                       0.440
                                           Next 1.0                    0.415
                                           Next 1.0                    0.390
                                           Next 3.0                    0.365
                                           Next 1.5                    0.340
                                           Next 1.5                    0.325
                                           Next 1.0                    0.320
                                           Next 5.0                    0.310
                                           Next 5.0                    0.300
                                           Next 4.0                    0.290
                                           Next 26.0                   0.270
                                           Over 50.0                   0.250
---------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 50

---------------------------------------------------------------------------------------------------------------------
                                                                   ANNUAL RATE AT      DAILY RATE ON LAST DAY OF MOST
                FUND                       ASSETS (BILLIONS)      EACH ASSET LEVEL          RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
High Yield Bond                            First $1.0                  0.590                       0.586
                                           Next 1.0                    0.565
                                           Next 1.0                    0.540
                                           Next 3.0                    0.515
                                           Next 1.5                    0.490
                                           Next 1.5                    0.475
                                           Next 1.0                    0.450
                                           Next 5.0                    0.435
                                           Next 5.0                    0.425
                                           Next 4.0                    0.400
                                           Next 26.0                   0.385
                                           Over 50.0                   0.360
---------------------------------------------------------------------------------------------------------------------
Income Opportunities                       First $1.0                  0.610                       0.610
                                           Next 1.0                    0.585
                                           Next 1.0                    0.560
                                           Next 3.0                    0.535
                                           Next 1.5                    0.510
                                           Next 1.5                    0.495
                                           Next 1.0                    0.470
                                           Next 5.0                    0.455
                                           Next 5.0                    0.445
                                           Next 4.0                    0.420
                                           Next 26.0                   0.405
                                           Over 50.0                   0.380
---------------------------------------------------------------------------------------------------------------------
International Opportunity                  First $0.25                 0.800                       0.749
                                           Next 0.25                   0.775
                                           Next 0.25                   0.750
                                           Next 0.25                   0.725
                                           Next 1.0                    0.700
                                           Next 5.5                    0.675
                                           Next 2.5                    0.660
                                           Next 5.0                    0.645
                                           Next 5.0                    0.635
                                           Next 4.0                    0.610
                                           Next 26.0                   0.600
                                           Over 50.0                   0.570
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                             First $1.0                  0.700                       0.700
Mid Cap Value                              Next 1.0                    0.675
                                           Next 1.0                    0.650
                                           Next 3.0                    0.625
                                           Next 1.5                    0.600
                                           Next 2.5                    0.575
                                           Next 5.0                    0.550
                                           Next 9.0                    0.525
                                           Next 26.0                   0.500
                                           Over 50.0                   0.475
---------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 51

---------------------------------------------------------------------------------------------------------------------
                                                                   ANNUAL RATE AT      DAILY RATE ON LAST DAY OF MOST
                FUND                       ASSETS (BILLIONS)      EACH ASSET LEVEL          RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index                              First $1.0                  0.220                       0.220
                                           Next 1.0                    0.210
                                           Next 1.0                    0.200
                                           Next 4.5                    0.190
                                           Next 2.5                    0.180
                                           Next 5.0                    0.170
                                           Next 9.0                    0.160
                                           Next 26.0                   0.140
                                           Over 50.0                   0.120
---------------------------------------------------------------------------------------------------------------------
Select Value                               First $0.50                 0.780                       0.780
                                           Next 0.50                   0.755
                                           Next 1.00                   0.730
                                           Next 1.00                   0.705
                                           Next 3.00                   0.680
                                           Over 6.00                   0.650
---------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government             First $1.0                  0.480                       0.480
                                           Next 1.0                    0.455
                                           Next 1.0                    0.430
                                           Next 3.0                    0.405
                                           Next 1.5                    0.380
                                           Next 1.5                    0.365
                                           Next 1.0                    0.340
                                           Next 5.0                    0.325
                                           Next 5.0                    0.315
                                           Next 4.0                    0.290
                                           Next 26.0                   0.275
                                           Over 50.0                   0.250
---------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                        First $0.25                 0.790                       0.790
                                           Next 0.25                   0.765
                                           Next 0.25                   0.740
                                           Next 0.25                   0.715
                                           Next 1.00                   0.690
                                           Over 2.00                   0.665
---------------------------------------------------------------------------------------------------------------------
Small Cap Value                            First $0.25                 0.970                       0.954
                                           Next 0.25                   0.945
                                           Next 0.25                   0.920
                                           Next 0.25                   0.895
                                           Over 1.00                   0.870
---------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 52

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to the Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

                           TABLE 12. LIPPER INDEXES

-------------------------------------------------------------------------------------------------------
                                                                                       FEE INCREASE OR
             FUND                                   LIPPER INDEX                         (DECREASE)
-------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------
Balanced                           Lipper Balanced Funds Index                         $      (926,803)
-------------------------------------------------------------------------------------------------------
Diversified Equity Income          Lipper Equity Income Funds Index                          2,011,544
-------------------------------------------------------------------------------------------------------
Emerging Markets                   Lipper Emerging Markets Funds Index                          12,891
-------------------------------------------------------------------------------------------------------
Fundamental Value                  Lipper Large-Cap Value Funds Index                                0
-------------------------------------------------------------------------------------------------------
Growth                             Lipper Large-Cap Growth Funds Index                          94,840
-------------------------------------------------------------------------------------------------------
International Opportunity          Lipper International Large-Cap Core Funds Index             443,628
-------------------------------------------------------------------------------------------------------
Large Cap Equity                   Lipper Large-Cap Core Funds Index                          (472,064)
-------------------------------------------------------------------------------------------------------
Large Cap Value                    Lipper Large-Cap Value Funds Index                           (6,328)
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                     Lipper Mid-Cap Growth Funds Index                          (211,720)
-------------------------------------------------------------------------------------------------------
Mid Cap Value                      Lipper Mid-Cap Value Funds Index                             14,432
-------------------------------------------------------------------------------------------------------
Select Value                       Lipper Multi-Cap Value Funds Index                          (17,927)
-------------------------------------------------------------------------------------------------------
Small Cap Advantage                Lipper Small-Cap Core Funds Index                          (123,175)
-------------------------------------------------------------------------------------------------------
Small Cap Value                    Lipper Small-Cap Value Funds Index                          (82,048)
-------------------------------------------------------------------------------------------------------

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

            TABLE 13. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

----------------------------------------------------------------------------------------------------------------------------
                        EQUITY FUNDS                                                  BALANCED FUNDS
----------------------------------------------------------------------------------------------------------------------------
 PERFORMANCE                                                    PERFORMANCE
 DIFFERENCE                    ADJUSTMENT RATE                  DIFFERENCE                    ADJUSTMENT RATE
----------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%       0                                            0.00%-0.50%      0
----------------------------------------------------------------------------------------------------------------------------
0.50%-1.00%       6 basis points times the performance         0.50%-1.00%      6 basis points times the performance
                  difference over 0.50%, times 100 (maximum                     difference over 0.50%, times 100 (maximum of
                  of 3 basis points if a 1% performance                         3 basis points if a 1% performance
                  difference)                                                   difference)
----------------------------------------------------------------------------------------------------------------------------
1.00%-2.00%       3 basis points, plus 3 basis points times    1.00%-2.00%      3 basis points, plus 3 basis points times
                  the performance difference over 1.00%,                        the performance difference over 1.00%, times
                  times 100 (maximum 6 basis points if a                        100 (maximum 6 basis points if a 2%
                  2% performance difference)                                    performance difference)
----------------------------------------------------------------------------------------------------------------------------
2.00%-4.00%       6 basis points, plus 2 basis points times    2.00%-3.00%      6 basis points, plus 2 basis points times
                  the performance difference over 2.00%,                        the performance difference over 2.00%, times
                  times 100 (maximum 10 basis points if a                       100 (maximum 8 basis points if a 3%
                  4% performance difference)                                    performance difference)
----------------------------------------------------------------------------------------------------------------------------
4.00%-6.00%       10 basis points, plus 1 basis point times    3.00% or more    8 basis points
                  the performance difference over 4.00%,
                  times 100 (maximum 12 basis points if a
                  6% performance difference)
----------------------------------------------------------------------------------------------------------------------------
6.00% or more     12 basis points
----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 53

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

              TABLE 14. MANAGEMENT FEES AND NONADVISORY EXPENSES

---------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT FEES                        NONADVISORY EXPENSES
                    FUND                -----------------------------------------------------------------------------------------
                                            2006           2005             2004             2006         2005          2004
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                $ 11,773,679   $ 16,475,472     $ 14,949,024     $   892,026    $879,722     $ 621,427
---------------------------------------------------------------------------------------------------------------------------------
Cash Management                            3,099,857      3,618,791        3,943,361         301,954     239,685       153,930
---------------------------------------------------------------------------------------------------------------------------------
Core Bond                                    333,535        290,514          108,039(a)       45,781      64,359        27,209(a)
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                          10,386,439     10,446,764       10,267,470         804,512     654,797       486,884
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                 14,825,523      7,790,892        3,909,591         981,305     669,524       394,376
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                           3,834,039      1,128,628          333,875         582,426     207,894        83,718
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                            206,566            N/A              N/A          26,363         N/A           N/A
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                                4,640,640      4,107,042        3,087,011         381,820     312,839       217,046
---------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities      1,164,368        167,833(b)           N/A          72,604      26,773(b)        N/A
---------------------------------------------------------------------------------------------------------------------------------
Growth                                     3,751,065      2,023,076        1,444,157         345,518     154,684       307,329
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                            7,413,897      7,533,530        6,361,088         504,788     422,329       266,908
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                         653,044        165,239           24,242(c)      102,530      35,712         6,812(c)
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity                 10,469,388      8,953,186        6,271,576         773,530     689,296       418,998
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                          18,214,495     15,079,399       13,899,157       1,179,965     834,053       471,564
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                              102,616         70,240           17,499(a)       24,748      21,370         7,089(a)
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 54

------------------------------------------------------------------------------------------------------------------------------------
                                                           MANAGEMENT FEES                           NONADVISORY EXPENSES
                 FUND                          -------------------------------------------------------------------------------------
                                                  2006          2005            2004           2006          2005           2004
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  3,286,046     1,435,137      1,207,591        196,868       130,183       212,938
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     376,310        10,481(d)         N/A         60,873         2,241(d)        N/A
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     952,722       973,909        691,747         74,439         8,545        (3,134)
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                      186,844       123,757         26,064(a)      35,977        25,807         5,496(a)
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  2,635,745     3,045,061      2,917,663        244,644       207,177       151,503
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             1,726,941     1,757,829      1,319,284        191,340       190,155       107,639
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                 4,896,261     3,087,940      1,775,982        202,115       302,252       232,430
------------------------------------------------------------------------------------------------------------------------------------

                                                  2005           2004           2003           2005           2004          2003
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                                     1,966,532       630,305(e)         N/A         (1,810)            0(e)        N/A
------------------------------------------------------------------------------------------------------------------------------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.


MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 55

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

         TABLE 15. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

------------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
          FUND                             SUBADVISER NAME                    IF ANY                 FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets          Threadneedle International Limited(a)                 A          0.45% on the first $150 million,
                          (Threadneedle) (effective July 9, 2004)                        reducing to 0.30% as assets increase,
                                                                                        and subject to a performance incentive
                                                                                                     adjustment(c)
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value         Davis Selected Advisers, LP (Davis) (a), (b)         N/A         0.45% on the first $100 million,
                          (effective April 24, 2006)                                     reducing to 0.25% as assets increase
------------------------------------------------------------------------------------------------------------------------------
International             Threadneedle(a)                                       A          0.35% on the first $150 million,
Opportunity               (effective July 9, 2004)                                       reducing to 0.20% as assets increase,
                                                                                        and subject to a performance incentive
                                                                                                     adjustment(c)
------------------------------------------------------------------------------------------------------------------------------
Select Value              Systematic Financial Management, L.P.(b)              B           0.50% on the first $50 million,
                          (Systematic) (effective Sept. 29, 2006)                        reducing to 0.30% as assets increase
                          ----------------------------------------------------------------------------------------------------
                          WEDGE Capital Management, L.L.P. (WEDGE)(b)          N/A          0.75% on the first $10 million,
                          (effective Sept. 29, 2006)                                     reducing to 0.30% as assets increase
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a), (b)      C          0.60% on the first $100 million,
                          (effective Sept. 13, 1999)                                     reducing to 0.45% as assets increase,
                                                                                        and subject to a performance incentive
                                                                                                     adjustment(d)
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value           Barrow, Hanley, Mewhinney & Strauss (BHMS)(b)         D           1.00% on the first $10 million,
                          (effective March 12, 2004)                                     reducing to 0.30% as assets increase
                          ----------------------------------------------------------------------------------------------------
                          Donald Smith & Co. Inc. (Donald Smith)(b)            N/A         0.60% on the first $175 million,
                          (effective March 12, 2004)                                     reducing to 0.55% as assets increase
                          ----------------------------------------------------------------------------------------------------
                          Franklin Portfolio Associates LLC(b) (Franklin        E          0.60% on the first $100 million,
                          Portfolio Associates) (effective March 12, 2004)               reducing to 0.55% as assets increase
                          ----------------------------------------------------------------------------------------------------
                          River Road Asset Management (River Road)             N/A                0.50% on all assets
                          (effective April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------

(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.

(b) Based on the combined net assets subject to the subadviser's investment management.

(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the Lipper Index described in Table 12.
      The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management
      Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment
      Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points
      (0.12%).

A - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
    Financial.

B - Systematic is an affiliate of Affiliated Managers Group.

C - Kenwood is an indirect partially-owned subsidiary of Ameriprise
    Financial.

D - BHMS is an independent-operating subsidiary of Old Mutual Asset
    Management.

E - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 56

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                          TABLE 16. SUBADVISORY FEES

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SUBADVISORY FEES PAID
            FUND                                   SUBADVISER                          -----------------------------------------
                                                                                          2006           2005         2004
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            Threadneedle                                               $1,358,042     $  429,646   $   32,134(a)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  American Express Asset                        N/A            N/A       70,099(b)
                            Management International Inc. (AEAMI)
                            (from inception until July 9, 2004)
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value           Davis                                                          96,344(c)         N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
International Opportunity   Threadneedle                                                3,710,188      3,057,193      477,868(a)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  AEAMI                                         N/A            N/A    2,372,049(b)
                            (from inception until July 9, 2004)
--------------------------------------------------------------------------------------------------------------------------------
Select Value                Systematic                                                        N/A            N/A          N/A
                            ----------------------------------------------------------------------------------------------------
                            WEDGE                                                             N/A            N/A          N/A
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  GAMCO Asset Management Inc.                99,445         59,064       13,489(d)
                            (from inception to Sept. 28, 2006)
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         Kenwood                                                       782,102(e)     772,535      541,441
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             BHMS                                                          516,451        297,471       58,516(f)
                            ----------------------------------------------------------------------------------------------------
                            Donald Smith                                                  583,515        337,518       66,278(f)
                            ----------------------------------------------------------------------------------------------------
                            Franklin Portfolio Associates                                 603,425        350,034       62,780(f)
                            ----------------------------------------------------------------------------------------------------
                            River Road                                                    363,808(g)         N/A          N/A
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  Third Avenue Management LLC                   N/A            N/A      116,248(h)
                            (from inception to March 2004)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  Goldman Sachs Asset Management,           399,675(i)     334,797      318,678
                            L.P. (Aug. 8, 2003 to April 24, 2006)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  Royce & Associates, LLC                   422,134(i)     518,048      470,848
                            (from inception to April 24, 2006)
--------------------------------------------------------------------------------------------------------------------------------

(a)   For fiscal period from July 9, 2004 to Aug. 31, 2004.

(b)   For fiscal period from Sept. 1, 2003 to July 8, 2004.

(c) For fiscal period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

(d) For fiscal period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(e) Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.

(f)   For fiscal period from March 12, 2004 to Aug. 31, 2004.

(g)   For fiscal period from April 24, 2006 to Aug. 31, 2006.

(h)   For fiscal period from Sept. 1, 2003 to March 15, 2004.

(i)   For fiscal period from Sept. 1, 2005 to April 24, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 57

PORTFOLIO MANAGERS. For all funds other than Money Market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 17. PORTFOLIO MANAGERS

------------------------------------------------------------------------------------------------------------------------------------
                                                 OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------------
     FUND             PORTFOLIO MANAGER                                                                       POTENTIAL
                                                                   APPROXIMATE                      OWNERSHIP CONFLICTS
                                               NUMBER AND TYPE        TOTAL       PERFORMANCE BASED  OF FUND      OF    STRUCTURE OF
                                                 OF ACCOUNT*        NET ASSETS       ACCOUNTS(a)    SHARES(b)  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
Balanced        Tom Murphy                  7 RICs               $6.37 billion
                                            3 PIVs               $1.16 billion
                                            23 other accounts    $14.96 billion   2 RICs
                ----------------------------------------------------------------  ($723.88 M)
                Jamie Jackson               14 RICs              $13.72 billion
                                            6 PIVs               $3.5 billion
                                            34 other accounts(c) $7.3 billion
                -----------------------------------------------------------------------------------   None       (1)        (12)
                Scott Kirby                 10 RICs              $8.06 billion    2 RICs
                                            6 PIVs               $2.1 billion     ($723.88 M);
                                            50 other accounts(c) $21.72 billion   1 other account
                                                                                  ($65.66 M)
                -----------------------------------------------------------------------------------
                Bob Ewing                   6 RICs               $12.86 billion
                                            2 PIVs               $36.81 million   5 RICs ($12.43 B)
                                            2 other accounts(c)  $106.01 million
------------------------------------------------------------------------------------------------------------------------------------
Core Bond       Tom Murphy                  7 RICs               $7.01 billion
                                            3 PIVs               $1.16 billion
                                            23 other accounts    $14.96 billion
                ----------------------------------------------------------------  3 RICs ($1.43 B)
                Jamie Jackson               14 RICs              $14.36 billion
                                            6 PIVs               $3.5 billion                         None       (1)        (12)
                                            34 other accounts(c) $7.3 billion
                -----------------------------------------------------------------------------------
                Scott Kirby                 10 RICs              $8.7 billion     3 RICs ($1.43 B);
                                            6 PIVs               $2.1 billion     1 other account
                                            50 other accounts(c) $21.72 billion   ($65.66 M)
------------------------------------------------------------------------------------------------------------------------------------
Diversified     Tom Murphy                  7 RICs               $4.75 billion
Bond                                        3 PIVs               $1.16 billion
                                            23 other accounts    $14.96 billion
                ----------------------------------------------------------------  3 RICs ($1.43 B)
                Jamie Jackson               14 RICs              $12.01 billion
                                            6 PIVs               $3.5 billion
                                            34 other accounts(c) $7.3 billion
                -----------------------------------------------------------------------------------
                Scott Kirby                 10 RICs              $6.44 billion    3 RICs ($1.43 B);
                                            6 PIVs               $2.1 billion     1 other account
                                            50 other accounts(c) $21.72 billion   ($65.66 M)          None       (1)        (12)
                -----------------------------------------------------------------------------------
                Jennifer Ponce de Leon      5 RICs               $6.65 billion
                                            1 PIV                $18.87 million
                                            11 other accounts    $1.87 billion
                -----------------------------------------------------------------------------------
                Nicolas Pifer               6 RICs               $4.6 billion
                                            6 PIVs               $767.62 million  1 other account
                                            14 other accounts    $4.28 billion    ($503.33 M)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 58

------------------------------------------------------------------------------------------------------------------------------------
                                                  OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------------
     FUND            PORTFOLIO MANAGER                                                                        POTENTIAL
                                                                   APPROXIMATE                      OWNERSHIP CONFLICTS
                                               NUMBER AND TYPE        TOTAL       PERFORMANCE BASED  OF FUND      OF    STRUCTURE OF
                                                 OF ACCOUNT*        NET ASSETS       ACCOUNTS(a)    SHARES(b)  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Diversified     Warren Spitz
Equity          ---------------------------
Income          Laton Spahr                 7 RICs               $11.49 billion
                --------------------------- 1 PIV                $137.49 million  5 RICs ($11.3 B)    None       (1)        (12)
                Steve Schroll               2 other accounts(c)  $112.63 million
                ---------------------------
                Paul Stocking
------------------------------------------------------------------------------------------------------------------------------------
Emerging        Julian Thompson             1 RIC                $0.53 billion
Markets                                     1 PIV                $0.02 billion
                                            3 other accounts     $0.32 billion                        None       (2)        (13)
                ----------------------------------------------------------------
                Jules Mort                  1 PIV                $1.56 billion
------------------------------------------------------------------------------------------------------------------------------------
Fundamental     Christopher C. Davis        28 RICs              $78.0 billion
Value           --------------------------- 10 PIVs              $1.0 billion                         None(e)    (3)        (14)
                Kenneth C. Feinberg         45,000 other         $13.5 billion
                                            accounts(d)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond     Nicolas Pifer               6 RICs               $6.24 billion
                                            6 PIVs               $767.62 million  1 other account     None       (1)        (12)
                                            14 other accounts    $4.28 billion    ($503.33 M)
------------------------------------------------------------------------------------------------------------------------------------
Global          Jamie Jackson               14 RICs              $14.02 billion
Inflation                                   6 PIVs               $3.5 billion     3 RICs ($1.43 B)
Protected                                   34 other accounts(c) $7.3 billion
Securities      -----------------------------------------------------------------------------------   None       (1)        (12)
                Nicolas Pifer               6 RICs               $6.52 billion
                                            6 PIVs               $767.62 million  1 other account
                                            14 other accounts    $4.28 billion    ($503.33 M)
------------------------------------------------------------------------------------------------------------------------------------
Growth          Nick Thakore                4 RICs               $15.38 billion
                                            2 PIVs               $36.81 million   3 RICs ($14.94 B)   None       (1)        (12)
                                            2 other accounts(c)  $106.01 million
------------------------------------------------------------------------------------------------------------------------------------
High Yield      Scott Schroepfer            1 RIC                $1.97 billion
Bond            ----------------------------------------------------------------
                Jennifer Ponce de Leon      5 RICs               $7.79 billion                        None       (1)        (12)
                                            1 PIV                $18.87 million
                                            11 other accounts    $1.87 billion
------------------------------------------------------------------------------------------------------------------------------------
Income          Brian Lavin                 1 RIC                $350.01 million
Opportunities                               1 PIV                $18.87 million
                ----------------------------------------------------------------
                Jennifer Ponce de Leon      5 RICs               $8.72 billion                        None       (1)        (12)
                                            1 PIV                $18.87 million
                                            11 other accounts    $1.87 billion
------------------------------------------------------------------------------------------------------------------------------------
International   Alex Lyle                   1 RIC                $0.61 billion
Opportunity                                 25 PIVs              $1.70 billion
                ----------------------------------------------------------------                      None       (2)        (13)
                Dominic Rossi               1 RIC                $0.71 billion
                                            1 other account      $0.77 billion
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 59

------------------------------------------------------------------------------------------------------------------------------------
                                                  OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------------
     FUND            PORTFOLIO MANAGER                                                                        POTENTIAL
                                                                   APPROXIMATE                      OWNERSHIP CONFLICTS
                                               NUMBER AND TYPE        TOTAL       PERFORMANCE BASED  OF FUND      OF    STRUCTURE OF
                                                 OF ACCOUNT*        NET ASSETS       ACCOUNTS(a)    SHARES(b)  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Large Cap       Nick Thakore                4 RICs               $12.25 billion
Equity                                      2 PIVs               $36.81 million   3 RICs ($11.82 B)
                                            2 other accounts(c)  $106.01 million
                -----------------------------------------------------------------------------------   None       (1)       (12)
                Bob Ewing                   6 RICs               $10.48 billion
                                            2 PIVs               $36.81 million   5 RICs ($10.05 B)
                                            2 other accounts(c)  $106.01 million
------------------------------------------------------------------------------------------------------------------------------------
Large Cap       Bob Ewing                   6 RICs               $14.21 billion
Value                                       2 PIVs               $36.81 million   5 RICs ($13.78 B)   None       (1)       (12)
                                            2 other accounts(c)  $106.01 million
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth  John K. Schonberg(f)                                                                  None       (1)       (12)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value   Warren Spitz
                ---------------------------
                Laton Spahr                 7 RICs               $14.14 billion
                --------------------------- 1 PIV                $137.49 million  5 RICs ($13.95 B)   None       (1)       (12)
                Steve Schroll               2 other accounts(c)  $112.63 million
                ---------------------------
                Paul Stocking
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index   David Factor                2 RICs               $1.31 billion                        None       (1)       (12)
                                            2 PIVs               $2.38 billion
------------------------------------------------------------------------------------------------------------------------------------
Select Value    GAMCO: Mario Gabelli        23 RICs              $12.7 billion    6 RICs ($4.7 B);
                                            17 PIVs              $663.9 million   16 PIVs
                                            1,771 other accounts $11.2 billion    ($580.5 M);         None       (4)       (15)
                                                                                  5 other accounts
                                                                                  ($1.4 B)
                --------------------------------------------------------------------------------------------------------------------
                Systematic: Ron Mushock(g)  5 RICs               $780.0 million
                --------------------------- 5 PIVs               $437.0 million                       None      (10)       (16)
                Systematic: Kevin           97 other accounts    $5.12 billion
                McCreesh(g)
                --------------------------------------------------------------------------------------------------------------------
                WEDGE: R. Michael James(h)
                --------------------------- 1 RIC                $0.07 billion
                WEDGE: Peter F. Bridge(h)   1 other account      $2.60 billion                        None      (11)       (22)
                ---------------------------
                WEDGE: Paul M. VeZolles(h)
------------------------------------------------------------------------------------------------------------------------------------
Short Duration  Scott Kirby                 10 RICs              $8.3 billion     3 RICs ($1.43 B);
U.S. Government                             6 PIVs               $2.1 billion     1 other account
                                            50 other accounts(c) $21.72 billion   ($65.66 M)
                -----------------------------------------------------------------------------------   None       (1)       (12)
                Jamie Jackson               14 RICs              $13.96 billion
                                            6 PIVs               $3.5 billion     3 RICs ($1.43 B)
                                            34 other accounts(c) $7.3 billion
------------------------------------------------------------------------------------------------------------------------------------
Small Cap       Jake Hurwitz                1 RIC                $588.74 million  1 RIC (588.74 M);
Advantage       --------------------------- 1 PIV                $89.32 million   1 other account     None       (5)       (17)
                Kent Kelley                 23 other accounts    $795.52 million  ($170.11 M)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 60

------------------------------------------------------------------------------------------------------------------------------------
                                                  OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------------
     FUND            PORTFOLIO MANAGER                                                                        POTENTIAL
                                                                   APPROXIMATE                      OWNERSHIP CONFLICTS
                                               NUMBER AND TYPE        TOTAL       PERFORMANCE BASED  OF FUND      OF    STRUCTURE OF
                                                 OF ACCOUNT*        NET ASSETS       ACCOUNTS(a)    SHARES(b)  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Small Cap       BHMS: James S. McClure      2 RICs               $398.4 million                       None       (6)       (18)
Value           --------------------------- 16 other accounts    $685.6 million
                BHMS: John P. Harloe
                --------------------------------------------------------------------------------------------------------------------
                Donald Smith:
                Donald G. Smith             2 RICs               $1.21 billion
                --------------------------- 1 PIV                $195.0 million                       None       (7)       (19)
                Donald Smith:               31 other accounts    $2.29 billion
                Richard L. Greenberg
                --------------------------------------------------------------------------------------------------------------------
                Franklin Portfolio
                Associates:
                John S. Cone
                ---------------------------
                Franklin Portfolio
                Associates:
                Michael F. Dunn
                ---------------------------
                Franklin Portfolio          18 RICs              $14.73 billion   2 RICs ($9.14 M);
                Associates:                 5 PIVs               $668.5 million   17 other accounts   None       (8)       (20)
                Oliver E. Buckley           93 other accounts    $16.69 million   ($4.67 M)
                ---------------------------
                Franklin Portfolio
                Associates:
                Kristin J. Crawford
                ---------------------------
                Franklin Portfolio
                Associates:
                Langton Garvin
                --------------------------------------------------------------------------------------------------------------------
                River Road:
                James C. Shircliff          2 RICs               $101.2 million
                --------------------------- 6 PIVs               $916.2 million
                River Road:                 18 other accounts    $739.2 million
                Henry W. Sanders                                                                      None       (9)       (21)
                ----------------------------------------------------------------
                River Road:                 1 RIC                $91.03 million
                R. Andrew Beck              2 PIVs               $22.27 million
                                            23 other accounts    $263.0 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Core Equity     Nick Thakore                6 RICs               $18.7 billion    6 RICs              None
                                            3 PIVs               $0.072 billion
                ---------------------------------------------------------------------------------------------    (1)       (13)
                Bob Ewing                   8 RICs               $17.1 billion
                                            3 PIVs               $0.072 billion   8 RICs              None
                                            1 other account      $0.012 billion
------------------------------------------------------------------------------------------------------------------------------------


(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals.
      Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(d)   Primarily managed money/wrap accounts.

(e)   Neither Christopher Davis nor Kenneth Feinberg own any shares of
      Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(f)   The portfolio manager began managing the fund as of Oct. 17, 2006;
      therefore reporting information is not yet available.

(g) The portfolio manager began managing the fund after its fiscal period end; therefore reporting information is as of June 30, 2006.

(h) The portfolio manager began managing the fund after its fiscal period end; therefore reporting information is as of July 31, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 61

POTENTIAL CONFLICTS OF INTEREST

(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(2) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 62

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

      Allocation of Limited Time and Attention. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

      Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management, Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

      Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      Selection of Broker/Dealers. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.

      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 63

(5) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(6) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

      BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(7) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(8) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 64

(9) Portfolio managers at River Road Asset Management (RRAM) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RRAM monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.

      RRAM has a fiduciary responsibility to all of the clients for which it manages accounts. RRAM seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RRAM has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(10) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are designed to prevent such conflicts of interest.

(11) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

STRUCTURE OF COMPENSATION

(12) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three year) pre-tax performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) pre-tax performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 65

      Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(13) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

(14)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
      (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(15) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 66

(16) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messres. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(17) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(18) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

(19) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(20) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(21) River Road's portfolio managers currently receive a base salary and bonus potential equivalent to 100% of base salary. Bonus award is based upon both assets under management and investment performance. Investment performance represents 70% of the portfolio manager's total bonus allocation and is based upon the manager's risk-adjusted three- and five-year rolling performance, versus peer group and benchmark indices, for the respective portfolios within the manager's purview. In the absence of at least a three-year performance record, a shorter period may be used. Additionally, each portfolio manager owns a significant equity interest in the firm and, as such, participates in overall firm profits.

(22) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 67

ADMINISTRATIVE SERVICES AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY

Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

           TABLE 18. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                  FUND                  --------------------------------------------------------------------------------------------
                                                           $500,000,001 -    $1,000,000,001 -   $3,000,000,001 -
                                        $0 - 500,000,000    1,000,000,000      3,000,000,000     12,000,000,000    $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                        0.080%             0.075%            0.070%             0.060%             0.050%
Global Bond
International Opportunity
Small Cap Advantage
Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                               0.070%             0.065%            0.060%             0.050%             0.040%
Diversified Bond
Global Inflation Protected Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                0.060%             0.055%            0.050%             0.040%             0.030%
Cash Management
Diversified Equity Income
Fundamental Value
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
Select Value
------------------------------------------------------------------------------------------------------------------------------------


The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 68

                         TABLE 19. ADMINISTRATIVE FEES

-----------------------------------------------------------------------------------------------------
                                              ADMINISTRATIVE SERVICES FEES PAID IN         DAILY RATE
                                           --------------------------------------------    APPLIED TO
                 FUND                          2006           2005           2004         FUND ASSETS
-----------------------------------------------------------------------------------------------------
Balanced                                   $ 1,246,324    $   892,514     $  848,543            0.054
-----------------------------------------------------------------------------------------------------
Cash Management                                447,159        228,193        247,439            0.058
-----------------------------------------------------------------------------------------------------
Core Bond                                       41,986         19,968          8,608(a)         0.070
-----------------------------------------------------------------------------------------------------
Diversified Bond                             1,289,984        863,405        850,274            0.063
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                    1,252,553        468,417        249,601            0.053
-----------------------------------------------------------------------------------------------------
Emerging Markets                               284,260         98,265         30,118            0.080
-----------------------------------------------------------------------------------------------------
Fundamental Value                               16,978            N/A            N/A            0.060
-----------------------------------------------------------------------------------------------------
Global Bond                                    489,934        289,959        222,142            0.079
-----------------------------------------------------------------------------------------------------
Global Inflation Protected Securities          176,325         16,066(b)         N/A            0.070
-----------------------------------------------------------------------------------------------------
Growth                                         366,683        149,053        134,793            0.059
-----------------------------------------------------------------------------------------------------
High Yield Bond                                840,455        625,083        530,418            0.066
-----------------------------------------------------------------------------------------------------
Income Opportunities                            76,233         15,279          1,894(c)         0.070
-----------------------------------------------------------------------------------------------------
International Opportunity                      976,719        593,033        467,329            0.076
-----------------------------------------------------------------------------------------------------
Large Cap Equity                             1,726,620      1,227,017      1,042,910            0.050
-----------------------------------------------------------------------------------------------------
Large Cap Value                                 10,525          5,559          1,389(a)         0.060
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                                 315,127        151,155        131,373            0.059
-----------------------------------------------------------------------------------------------------
Mid Cap Value                                   30,695            718(d)         N/A            0.060
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                  241,657        272,087        194,296            0.060
-----------------------------------------------------------------------------------------------------
Select Value                                    15,197          9,292          1,942(a)         0.060
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 347,525        258,743        248,032            0.070
-----------------------------------------------------------------------------------------------------
Small Cap Advantage                            190,322        132,967         95,110            0.080
-----------------------------------------------------------------------------------------------------
Small Cap Value                                419,119        251,446        152,930            0.074
-----------------------------------------------------------------------------------------------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AND SERVICING AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY

Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 69

DISTRIBUTION AGREEMENT

IDS Life Insurance Company, located at 200 Ameriprise Financial Center, Minneapolis, MN 55474, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY

To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with IDS Life Insurance Company (IDS Life). Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.125% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by IDS Life. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table.

                             TABLE 20. 12b-1 FEES

------------------------------------------------------------------------------
             FUND                         FEES PAID DURING PRIOR FISCAL YEAR
------------------------------------------------------------------------------
Balanced                                              $2,821,196
------------------------------------------------------------------------------
Cash Management                                          940,713
------------------------------------------------------------------------------
Core Bond                                                 75,382
------------------------------------------------------------------------------
Diversified Bond                                       2,445,873
------------------------------------------------------------------------------
Diversified Equity Income                              2,845,725
------------------------------------------------------------------------------
Emerging Markets                                         425,597
------------------------------------------------------------------------------
Fundamental Value                                         35,371
------------------------------------------------------------------------------
Global Bond                                              762,389
------------------------------------------------------------------------------
Global Inflation Protected Securities                    318,273
------------------------------------------------------------------------------
Growth                                                   746,056
------------------------------------------------------------------------------
High Yield Bond                                        1,541,872
------------------------------------------------------------------------------
Income Opportunities                                     131,976
------------------------------------------------------------------------------
International Opportunity                              1,580,636
------------------------------------------------------------------------------
Large Cap Equity                                       3,994,421
------------------------------------------------------------------------------
Large Cap Value                                           22,190
------------------------------------------------------------------------------
Mid Cap Growth                                           636,199
------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS  - STATEMENT OF ADDITIONAL INFORMATION
                                      - OCT. 30, 2006                  PAGE 70

------------------------------------------------------------------------------
             FUND                         FEES PAID DURING PRIOR FISCAL YEAR
------------------------------------------------------------------------------
Mid Cap Value                                           64,217
------------------------------------------------------------------------------
S&P 500 Index                                          467,272
------------------------------------------------------------------------------
Select Value                                            32,221
------------------------------------------------------------------------------
Short Duration U.S. Government                         605,679
------------------------------------------------------------------------------
Small Cap Advantage                                    292,753
------------------------------------------------------------------------------
Small Cap Value                                        635,371
------------------------------------------------------------------------------

(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(b)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

CUSTODIAN AGREEMENT

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

BOARD SERVICES CORPORATION AGREEMENT

Each fund has an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to assist the funds' Board, as the Board may reasonably request, to carry out the legal and fiduciary responsibilities of the Board and its members.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS  - STATEMENT OF ADDITIONAL INFORMATION
                                      - OCT. 30, 2006                  PAGE 71

     TABLE 21. FUND HISTORY TABLE FOR RIVERSOURCE VARIABLE PORTFOLIO FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                                                 DATE OF           DATE BEGAN     FORM OF      STATE OF     FISCAL  DIVERSIFIED
               FUND*                          ORGANIZATION         OPERATIONS  ORGANIZATION  ORGANIZATION  YEAR END      **
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -              4/27/81, 6/13/86(1)               Corporation      NV/MN       8/31
INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     2/4/04                                          Yes
  Core Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                   10/13/81                                          Yes
  Diversified Bond Fund(2)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/96                                           No
  Balanced Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/13/04                                           No
  Global Inflation Protected Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/96                                          Yes
  High Yield Bond Fund(2)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     6/1/04                                          Yes
  Income Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/15/99                                          Yes
  Short Duration U.S. Government Fund(2)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -              4/27/81, 6/13/86(1)               Corporation      NV/MN       8/31
INVESTMENT SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/00                                          Yes
  Emerging Markets Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/15/99                                          Yes
  Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    1/13/92                                          Yes
  International Opportunity Fund(3), (4)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                   10/13/81                                          Yes
  Large Cap Equity Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     2/4/04                                          Yes
  Large Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/01                                          Yes
  Mid Cap Growth Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/2/05                                          Yes
  Mid Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/00                                          Yes
  S&P 500 Index Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/15/99                                          Yes
  Small Cap Advantage Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -                     5/9/01                     Corporation       MN         8/31
MANAGERS SERIES, INC.(5)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/06                                          Yes
  Fundamental Value Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     2/4/04                                          Yes
  Select Value Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    8/14/01                                          Yes
  Small Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -                     3/5/85                     Corporation       MN         8/31
MANAGED SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    4/30/86                                          Yes
  Balanced Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/15/99                                          Yes
  Diversified Equity Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -              4/27/81, 6/13/86(1)               Corporation     NV/MN        8/31
MONEY MARKET SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                   10/13/81                                          Yes
  Cash Management Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -                    3/18/04                     Corporation       MN        12/31
SELECT SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/10/04                                          Yes
  Core Equity Fund
---------------------------------------------------------------------------------------------------------------------------------

 * Effective April 21, 2006, AXP was replaced with RiverSource in all corporation names.

** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with approval of shareholders.

(1)   Date merged into a Minnesota corporation.

(2)   Effective June 27, 2003, VP - Bond Fund changed its name to VP -
      Diversified Bond Fund, VP - Extra Income Fund changed its name to VP -
      High Yield Bond Fund and VP - Federal Income Fund changed its name to VP
      - Short Duration U.S. Government Fund.

(3)   Effective July 9, 2004, VP - Capital Resource Fund changed its name to
      VP - Large Cap Equity Fund, VP - Emerging Markets Fund changed its name to VP - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.

(4)   Effective Oct. 1, 2005, VP - Equity Select Fund changed its name to VP -
      Mid Cap Growth Fund, VP - Threadneedle International Fund changed its name to VP - International Opportunity Fund, and VP - Managed Fund changed its name to VP - Balanced Fund.

(5)   Effective April 21, 2006, AXP Variable Portfolio - Partners Series, Inc.
      changed its name to RiverSource Variable Portfolio - Managers Series,
      Inc.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS  - STATEMENT OF ADDITIONAL INFORMATION
                                      - OCT. 30, 2006                  PAGE 72

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

                            TABLE 22. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION HELD
                             WITH FUNDS AND           PRINCIPAL OCCUPATION                                       COMMITTEE
    NAME, ADDRESS, AGE      LENGTH OF SERVICE        DURING PAST FIVE YEARS        OTHER DIRECTORSHIPS          MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz              Board member        Chief Justice, Minnesota                                   Joint Audit, Investment
901 S. Marquette Ave.       since 2006          Supreme Court, 1998-2005                                   Review
Minneapolis, MN 55402
Age 52
------------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson             Board member        Chair, Board Services                                      Contracts, Executive,
901 S. Marquette Ave.       since 1999          Corporation (provides                                      Investment Review,
Minneapolis, MN 55402                           administrative services to                                 Board Effectiveness
Age 72                                          boards); former Governor of
                                                Minnesota
------------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn           Board member        Trustee Professor of Economics                             Contracts, Investment
901 S. Marquette Ave.       since 2004          and Management, Bentley                                    Review
Minneapolis, MN 55402                           College; former Dean, McCallum
Age 55                                          Graduate School of Business,
                                                Bentley College
------------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones               Board member        Attorney and Consultant                                    Joint Audit,
901 S. Marquette Ave.       since 1985                                                                     Board Effectiveness,
Minneapolis, MN 55402                                                                                      Executive, Investment
Age 71                                                                                                     Review
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind             Board member        Former Managing Director,        American Progressive      Board Effectiveness,
901 S. Marquette Ave.       since 2005          Shikiar Asset Management         Insurance                 Joint Audit, Investment
Minneapolis, MN 55402                                                                                      Review
Age 71
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.       Board member        President Emeritus and           Valmont Industries,       Contracts,
901 S. Marquette Ave.       since 2002          Professor of Economics,          Inc. (manufactures        Investment Review,
Minneapolis, MN 55402                           Carleton College                 irrigation systems)       Executive,
Age 67                                                                                                     Board Effectiveness
------------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia      Board member        Director, Enterprise Asset       Strategic Distribution,   Contracts, Executive,
901 S. Marquette Ave.       since 2004          Management, Inc.                 Inc. (transportation,     Investment Review
Minneapolis, MN 55402                           (private real estate and asset   distribution and
Age 54                                          management company)              logistics consultants)
------------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor              Board member        President and Chief Executive                              Joint Audit, Investment
901 S. Marquette Ave.       since 2006          Officer, SBLI USA Mutual Life                              Review
Minneapolis, MN 55402                           Insurance Company, Inc.
Age 53                                          since 1999
------------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby        Board member        Chief Executive Officer,         Hybridon, Inc.            Investment Review,
901 S. Marquette Ave.       since 2002          RiboNovix, Inc. since 2003       (biotechnology);          Contracts
Minneapolis, MN 55402                           (biotechnology); former          American Healthways,
Age 62                                          President, Forester Biotech      Inc. (health management
                                                                                 programs)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 73

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

------------------------------------------------------------------------------------------------------------------------------------
                                       POSITION HELD
                                       WITH FUNDS AND          PRINCIPAL OCCUPATION               OTHER              COMMITTEE
        NAME, ADDRESS, AGE            LENGTH OF SERVICE       DURING PAST FIVE YEARS          DIRECTORSHIPS         MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
William F. Truscott**                Board member          President - U.S. Asset Management                       Investment
53600 Ameriprise Financial Center    since 2001,           and Chief Investment Officer,                           Review
Minneapolis, MN 55474                Vice President        Ameriprise Financial, Inc. and
Age 46                               since 2002, Acting    President, Chairman of the Board
                                     President             and Chief Investment Officer,
                                     since 2006            RiverSource Investments, LLC since
                                                           2005; Senior Vice President - Chief
                                                           Investment Officer, Ameriprise
                                                           Financial, Inc. and Chairman of the
                                                           Board and Chief Investment Officer,
                                                           RiverSource Investments, LLC,
                                                           2001-2005
------------------------------------------------------------------------------------------------------------------------------------

 * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the fund's other officers are:

                            TABLE 23. FUND OFFICERS

--------------------------------------------------------------------------------------------------------------------------------
                                            POSITION HELD
                                       WITH FUNDS AND LENGTH OF                         PRINCIPAL OCCUPATION
      NAME, ADDRESS, AGE                       SERVICE                                 DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                      Treasurer since 2002             Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center                                      Financial, Inc., since 2002; Vice President - Finance,
Minneapolis, MN 55474                                                American Express Company, 2000-2002
Age 51
--------------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                  Vice President since 2004        Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center                                      Ameriprise Financial, Inc. and RiverSource Investments,
Minneapolis, MN 55474                                                LLC since 2006; Vice President - Investments, Ameriprise
Age 42                                                               Certificate Company since 2003; Senior Vice President -
                                                                     Fixed Income, Ameriprise Financial, Inc. 2002-2006 and
                                                                     RiverSource Investments, LLC, 2004-2006; Managing
                                                                     Director, Zurich Global Assets, 2001-2002
--------------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                       Vice President, General          President of Board Services Corporation
901 S. Marquette Ave.               Counsel, and Secretary since
Minneapolis, MN 55402               1978
Age 68
--------------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden*                   Acting Chief Compliance          Chief Compliance Officer, Ameriprise Certificate Company
1875 Ameriprise Financial Center    Officer since 2006               since 2006; Vice President - Asset Management Compliance,
Minneapolis, MN 55474                                                RiverSource Investments, LLC since 2006; Chief Compliance
Age 41                                                               Officer - Mason Street Advisors, LLC, 2002-2006
--------------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                      Anti-Money Laundering Officer    Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial Center    since 2002                       Ameriprise Financial, Inc., since 2004; Manager
Minneapolis, MN 55474                                                Anti-Money Laundering, Ameriprise Financial, Inc.,
Age 42                                                               2003-2004; Compliance Director and Bank Secrecy Act
                                                                     Officer, American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------------------------------

*     Beth E. Weimer resigned her position as Chief Compliance Officer for the
      RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance
      Officer and will be assuming the responsibilities of Chief Compliance
      Officer until a permanent replacement for Ms. Weimer is found.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 74

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 24. COMMITTEE MEETINGS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT          BOARD
                                                   EXECUTIVE       JOINT AUDIT        REVIEW        EFFECTIVENESS      CONTRACTS
             FISCAL PERIOD                         COMMITTEE        COMMITTEE       COMMITTEE        COMMITTEE         COMMITTEE
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31          1                4                5                4                6
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31        1                4                5                4                7
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 75

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                 TABLE 25. BOARD MEMBER HOLDINGS* -- ALL FUNDS

Based on net asset values as of Dec. 31, 2005

--------------------------------------------------------------------------------
                             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
BOARD MEMBER                       ALL FUNDS OVERSEEN BY BOARD MEMBER
--------------------------------------------------------------------------------
Arne H. Carlson                               Over $100,000
--------------------------------------------------------------------------------
Patricia M. Flynn                         $50,001 - $100,000**
--------------------------------------------------------------------------------
Anne P. Jones                                 Over $100,000
--------------------------------------------------------------------------------
Jeffrey Laikind                                   None
--------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                        Over $100,000**
--------------------------------------------------------------------------------
Catherine James Paglia                     $50,001 - $100,000
--------------------------------------------------------------------------------
Alison Taunton-Rigby                          Over $100,000
--------------------------------------------------------------------------------
William F. Truscott                           Over $100,000
--------------------------------------------------------------------------------

 * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005, and therefore are not included in the table.

**    Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

               TABLE 26. BOARD MEMBER COMPENSATION -- ALL FUNDS

--------------------------------------------------------------------------------
                                             TOTAL CASH COMPENSATION
BOARD MEMBER*                      FROM RIVERSOURCE FUNDS PAID TO BOARD MEMBER
--------------------------------------------------------------------------------
Kathleen Blatz                                     $75,950
--------------------------------------------------------------------------------
Phillip J. Carroll, Jr.**                                0
--------------------------------------------------------------------------------
Livio D. DeSimone**                                      0
--------------------------------------------------------------------------------
Patricia M. Flynn                                   66,104
--------------------------------------------------------------------------------
Anne P. Jones                                      135,108
--------------------------------------------------------------------------------
Jeffrey Laikind                                    116,333
--------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                              119,069
--------------------------------------------------------------------------------
Catherine James Paglia                              56,508
--------------------------------------------------------------------------------
Vikki L. Pryor                                      53,417
--------------------------------------------------------------------------------
Alan K. Simpson**                                  140,208
--------------------------------------------------------------------------------
Alison Taunton-Rigby                               136,958
--------------------------------------------------------------------------------

 *    Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation, a company providing administrative services to the funds.
      Board member compensation is a combination of a base fee and meeting fees.

**    Mr. DeSimone retired as a member of the Board, effective Sept. 8, 2005.
      Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
      Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 76

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

           TABLE 27. BOARD MEMBER* COMPENSATION -- INDIVIDUAL FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    AGGREGATE COMPENSATION FROM FUND
                                   -------------------------------------------------------------------------------------------------
                                                                                                                            TAUNTON-
               FUND                 BLATZ  CARROLL** DESIMONE** FLYNN   JONES   LAIKIND   LEWIS  PAGLIA   PRYOR  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
Balanced -- total                   $1,575   $750       $250    $2,575  $2,641   $2,225  $2,891  $2,691  $1,142    $2,691    $2,625
Amount deferred                          0    750        250     1,288       0        0     723   1,691       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Cash Management -- total               833    425        142     1,400   1,466    1,267   1,716   1,516     600     1,516     1,450
Amount deferred                          0    425        142       700       0        0     429     949       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Core Bond -- total                     567    325        108     1,000   1,066      933   1,316   1,116     400     1,116     1,050
Amount deferred                          0    325        108       500       0        0     329     682       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond -- total            1,367    575        192     2,133   2,199    1,900   2,449   2,249   1,000     2,249     2,183
Amount deferred                          0    575        192     1,067       0        0     612   1,482       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income -- total   1,525    450        150     2,125   2,191    1,975   2,441   2,241   1,158     2,241     2,175
Amount deferred                          0    450        150     1,062       0        0     610   1,641       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets -- total              650    325        108     1,083   1,149    1,017   1,399   1,199     467     1,199     1,133
Amount deferred                          0    325        108       542       0        0     350     766       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value -- total***
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Global Bond -- total                   767    375        125     1,267   1,332    1,167   1,582   1,382     550     1,382     1,317
Amount deferred                          0    375        125       633       0        0     396     882       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities -- total                    567    325        108     1,000   1,066      933   1,316   1,116     400     1,116     1,050
Amount deferred                          0    325        108       500       0        0     329     682       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Growth -- total                        758    350        117     1,225   1,291    1,142   1,541   1,341     558     1,341     1,275
Amount deferred                          0    350        117       612       0        0     385     874       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond -- total             1,058    500        167     1,725   1,791    1,542   2,041   1,841     758     1,841     1,775
Amount deferred                          0    500        167       863       0        0     510   1,174       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities -- total          567    325        108     1,000   1,066      933   1,316   1,116     400     1,116     1,050
Amount deferred                          0    325        108       500       0        0     329     682       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity -- total   1,075    475        158     1,708   1,774    1,542   2,024   1,824     792     1,824     1,758
Amount deferred                          0    475        158       854       0        0     506   1,191       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity -- total            2,183    725        242     3,150   3,216    2,817   3,466   3,266   1,733     3,266     3,200
Amount deferred                          0    725        242     1,575       0        0     866   2,299       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value -- total***
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total                800    325        108     1,233   1,299    1,167   1,549   1,349     617     1,349     1,283
Amount deferred                          0    325        108       617       0        0     387     916       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total                 392      0          0       442     557      492     557     457     392       557       392
Amount deferred                          0      0          0       221       0        0     139     457       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total                 658    350        117     1,125   1,191    1,042   1,441   1,241     458     1,241     1,175
Amount deferred                          0    350        117       563       0        0     360     774       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Select Value -- total                  567    217          0       892     907      933   1,107     957     400       957       892
Amount deferred                          0    217          0       446       0        0     277     682       0         0         0
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 77

------------------------------------------------------------------------------------------------------------------------------------
                                                                    AGGREGATE COMPENSATION FROM FUND
                                   -------------------------------------------------------------------------------------------------
                                                                                                                            TAUNTON-
               FUND                 BLATZ  CARROLL** DESIMONE**  FLYNN   JONES  LAIKIND   LEWIS  PAGLIA   PRYOR  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government -- total               700     375       125     1,200   1,266    1,100   1,516   1,316     500      1,316    1,250
Amount deferred                          0     375       125       600       0        0     379     816       0          0        0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage -- total           633     325       108     1,067   1,133    1,000   1,383   1,183     450      1,183    1,117
Amount deferred                          0     325       108       533       0        0     346     749       0          0        0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value -- total               742     350       117     1,208   1,274    1,125   1,524   1,324     542      1,324    1,258
Amount deferred                          0     350       117       604       0        0     381     857       0          0        0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Core Equity -- total                   N/A   1,471     1,204      1,500  1,604      267   1,905   1,650     N/A      1,250    1,650
Amount deferred                              1,471     1,204        750      0        0     635       0                  0        0
------------------------------------------------------------------------------------------------------------------------------------

  *   Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation. Ms. Blatz and Ms. Pryor were not Board members as of Dec.
      31, 2005, and therefore are not included in the table.

 **   Mr. DeSimone retired as a member of the Board, effective Sept. 8, 2005.
      Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
      Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.

*** No fees or expenses will be paid to Board members until the assets of the fund reach $20 million.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

IDS Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaimed beneficial ownership of all shares of the funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 78

                                                                    APPENDIX A

                            DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 79

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 80

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 81

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3      Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 82

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 83

                                                                    APPENDIX B

                              S&P 500 INDEX FUND

                ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                          S-6466-20 AC (10/06)


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 84